Events After the Reporting Period	12 Months Ended
Dec. 31, 2018
Events After the Reporting Period
Events After the Reporting Period

(G.9) Events After the Reporting Period

Business Combinations -- Acquisition of Qualtrics

On January 23, 2019, we concluded the acquisition of Qualtrics, following satisfaction of applicable regulatory and other approvals.

Qualtrics is a leading provider of customer relationship management (CRM) solutions. By combining Qualtrics products and SAP products, we aim to deliver an end-to-end experience and operational management system to our customers.

We acquired 100% of the Qualtrics shares for approx. US$35 per share, representing consideration transferred in cash of approximately US$7.1 billion. In addition to the cash payments, SAP will also incur liabilities and post-closing expenses relating to assumed share-based payment awards amounting to approximately US$0.9 billion.

The financial effects of this transaction have not been recognized in the consolidated financial statements as at December 31, 2018. The operating results and assets and liabilities of Qualtrics will be reflected in our consolidated financial statements from January 23, 2019, onward.

Qualtrics Acquisition: Consideration Transferred (Provisional Amounts)

€ billions
Cash paid	6.2
Liabilities incurred	0.3
Total consideration transferred	6.5

The liabilities incurred (the amounts above are provisional as forfeiture rates and so on have not been finally determined) relate to the earned portion of unvested share-based payment awards. These liabilities were incurred by replacing, upon acquisition, equity-settled share-based payment awards held by employees of Qualtrics with cash-settled share-based payment awards, which are subject to forfeiture. The liabilities represent the portion of the replacement awards that relates to pre-acquisition services provided by the acquiree’s employees, and were measured at the fair value determined under IFRS 2.

The following table summarizes the provisional values of identifiable assets acquired and liabilities assumed in connection with the acquisition of Qualtrics, as at the acquisition date.

Qualtrics Acquisition: Provisional Amounts of Assets and Liabilities

€ billions
Cash and cash equivalents	0.1
Trade and other receivables	0.1
Property, plant, and equipment	0.1
Intangible assets	2.0
Thereof acquired technology	0.5
Thereof customer relationship and other intangibles	1.5
Total identifiable assets	2.3
Trade and other payables	0.1
Current and deferred tax liabilities	0.3
Contract liabilities/deferred income	0.1
Other liabilities	0.1
Total identifiable liabilities	0.6
Total identifiable net assets	1.7
Goodwill	4.8
Total consideration transferred	6.5

We have not yet completed the accounting for the Qualtrics acquisition. In particular, the fair values of the intangible assets and contract liabilities disclosed above have only been determined provisionally (with the provisional values of the intangibles being based on benchmarks), as the valuations have only just started. The tax related assets and liabilities presented above might also vary significantly, as deferred taxes from investments in subsidiaries, unused tax losses, and so on, could not be finally determined. It is also not yet possible to provide detailed information about each class of acquired receivables or contingent liabilities.

In general, the goodwill arising from the acquisitions consists largely of the synergies and the know-how and technical skills of the acquired businesses’ workforces.

Qualtrics goodwill is attributed to expected synergies from the acquisition, particularly in the following areas:

–      Cross-selling opportunities to existing SAP customers across all regions, using SAP’s sales organization

–      Combining Qualtrics products and SAP products to deliver an end-to-end experience and operational management system to the customers

–      Improved profitability in Qualtrics sales and operations

The allocation of the goodwill resulting from the Qualtrics acquisition to our operating segments depends on how our operating segments actually benefit from the synergies of the Qualtrics business combination. We have not yet completed the identification of those benefits.

Restructuring

As we intensify our focus on our key strategic growth areas, we will execute a company-wide restructuring program in 2019 to further simplify company structures and processes and to ensure that our organizational setup, skills set, and resource allocation continue to meet evolving customer demand. The main features of the restructuring plan were announced on January 29, 2019. Restructuring expenses are projected to be €800 million to €950 million.